Subsequent Events (Details) ¥ in Millions, $ in Millions							4 Months Ended	12 Months Ended
	Sep. 17, 2025 USD ($)	Aug. 12, 2025 shares	Apr. 23, 2025 USD ($)	Mar. 19, 2025 USD ($)	Nov. 22, 2024 USD ($)	Sep. 05, 2024 shares	Oct. 31, 2025 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 shares	Sep. 17, 2025 CNY (¥)	Aug. 21, 2025	May 21, 2025	Apr. 23, 2025 CNY (¥)	Mar. 19, 2025 CNY (¥)	Dec. 18, 2024 CNY (¥)	Nov. 22, 2024 CNY (¥)	Jun. 30, 2023 shares
Subsequent Events [Line Items]
Outstanding short-term bank loans | $								$ 6.8
Borrowed amount			$ 1.5										¥ 11.0	¥ 7.0	¥ 14.6
Interest rate			3.10%
Effective annual interest rate					3.10%
Shares exercise of the options (in Shares)								730,637
Temporary shares issued (in Shares)						7,732,608
ABC Working Capital [Member]
Subsequent Events [Line Items]
Borrowed amount | ¥																¥ 7.3
Loan maturity date				Sep. 12, 2025										Sep. 12, 2025
Interest rate				2.90%
Shanghai Pudong Development Bank [Member]
Subsequent Events [Line Items]
Borrowed amount | $					$ 1.0
HSBC Bank [Member]
Subsequent Events [Line Items]
Loan maturity date					Feb. 20, 2025							Aug. 19, 2025				Feb. 20, 2025
Time deposit | $					$ 1.2
SPD Bank [Member]
Subsequent Events [Line Items]
Loan maturity date			Oct. 20, 2025										Oct. 20, 2025
Forecast [Member]
Subsequent Events [Line Items]
Outstanding short-term bank loans | $							$ 4.1
Borrowed amount | $							$ 1.0
ABC Working Capital [Member]
Subsequent Events [Line Items]
Borrowed amount | $				$ 1.0
Subsequent Event [Member] | ABC Working Capital [Member]
Subsequent Events [Line Items]
Borrowed amount	$ 1.0									¥ 7.0
Loan maturity date	Mar. 13, 2026									Mar. 13, 2026
Interest rate	2.80%
Subsequent Event [Member] | HSBC Bank [Member]
Subsequent Events [Line Items]
Loan maturity date											Nov. 20, 2025
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares exercise of the options (in Shares)						508,750
Temporary shares issued (in Shares)																	6,496,874
Common stock shares issued (in Shares)								8,151,910	7,171,858
Common stock shares outstanding (in Shares)								8,151,910	7,171,858
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares exercise of the options (in Shares)		36,700
Common stock shares issued (in Shares)		8,188,610
Common stock shares outstanding (in Shares)		8,188,610
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Temporary shares issued (in Shares)		12,018,110
Temporary shares outstanding (in Shares)		12,018,110
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Temporary shares issued (in Shares)																	3,829,500
Temporary shares outstanding (in Shares)																	3,829,500
Common stock shares issued (in Shares)								3,829,500	3,829,500
Common stock shares outstanding (in Shares)								3,829,500	3,829,500
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock shares issued (in Shares)		3,829,500
Common stock shares outstanding (in Shares)		3,829,500